Financial risk management (Details 5) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Cumulative losses in other comprehensive income (shareholders' equity)	$ (20,360)	$ (12,020)	$ (17,507)
Cash flow hedges [member]
IfrsStatementLineItems [Line Items]
Cumulative losses in other comprehensive income (shareholders' equity)	(30,845)	(18,210)	(26,527)
Deferred Income Taxes [Member]
IfrsStatementLineItems [Line Items]
Cumulative losses in other comprehensive income (shareholders' equity)	$ 10,485	$ 6,190	$ 9,020